Other operating expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other Operating Expenses
Schedule of other operating expenses
	Unaudited
	For the Periods Ended June 30,
	2024	2023
	US$	US$
Foreign worker levy	82,944	78,335
Insurance	189,192	38,647
Professional fees	285,343	291,303
Property tax	54,293	54,630
Rental and storage	211,561	214,175
Utilities	36,889	92,045
Upkeep, repair and maintenance	58,165	53,392
Chemical and incineration fees	189,545	70,378
Bank service charges	3,528	45,878
Listing fees and expenses	75,641	-
Others	25,172	52,743
	1,212,273	991,526

	2023	2022
	US$	US$
Foreign exchange loss	189,426	22,287
Foreign worker levy	168,137	97,703
Impairment loss on receivables	-	44,271
Insurance	55,694	43,589
Professional fees	109,703	93,978
Property tax	108,412	105,771
Rental and storage	594,748	290,481
Utilities	189,982	157,974
Upkeep, repair and maintenance	230,037	317,267
Chemical and incineration fees	396,428	229,204
Bank service charges	50,427	8,203
Others	9,398	117,099
	2,102,392	1,527,827